Leases - Sales-type lease (Details) - Financing income	12 Months Ended
Dec. 31, 2022 CNY (¥)
Sales-type lease income
Financing income	¥ 337,355
Sales-Type Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]	Interest and Fee Income, Loans and Leases